Nature of Business and Organization (Tables)	12 Months Ended
Mar. 31, 2025
Nature of Business and Organization [Abstract]
Schedule of Activities of the Company

The accompanying consolidated financial statements reflect the activities of the Company and each of the following subsidiaries as of March 31, 2025:

Name	Background	Ownership
GCL Global Limited (“GCL Global”)	● A Cayman Island Company ● Incorporated on October 12, 2023 ● Holding Company	100.0% owned by Pubco
RF Acquisition Corp (“RFAC”)	● A Delaware, US Company ● Incorporated on January 11, 2021 ● Holding Company	100.0% owned by Pubco
Grand Centrex Limited (“GCL BVI”)	● A BVI Company ● Incorporated on November 16, 2018 ● Holding Company	99.8% owned by GCL Global
GCL Global Pte. Ltd (“GCL Global SG”)	● A Singapore Company ● Incorporated on July 26, 2021 ● Holding Company	100% owned by GCL Global
Titan Digital Media Pte. Ltd. (“Titan Digital”) (1)	● A Singapore Company ● Incorporated on January 08, 2018 ● An advertising Company that provides video production, and advertising in social media platform.	85% owned by GCL Global SG
Epicsoft Asia Pte. Ltd (“Epic SG”)	● A Singapore Company ● Incorporated on September 23, 2014 ● A gaming Company that engage in operation of distribution of console games software, and console game code.	100% owned by GCL Global SG
Epicsoft (Hong Kong) Limited (“Epic HK”)	● A Hong Kong Company ● Incorporated on April 15, 2005 ● A gaming Company that engage in operation of distribution of console games software, and console game code.	100% owned by GCL Global SG
4Divinity Pte. Ltd. (“4Divinity SG”)	● A Singapore Company ● Incorporated on September 30, 2022 ● Publishing of game software	100% owned by GCL Global SG
4Divinity UK Ltd. (“4Divinity UK”)	● A United Kingdom Company ● Incorporated on December 4, 2024 ● Publishing of game software	100% owned by 4Divinity SG
Epicsoft Malaysia Sdn. Bhd. (“Epic MY”)	● A Malaysian Company ● Incorporated on June 26, 2019 ● Distribution of console game software and hardware.	100% owned by GCL BVI
2Game Digital Limited (“2Game”) (4)	● A Hong Kong Company ● Incorporated on May 11, 2022 ● Distribution of console game code	61% owned by GCL Global SG
Starlight Games (HK) limited (“Starlight”) (2)	● A Hong Kong Company ● Incorporated on November 08, 2019 ● Distribution of console game software	100% owned by GCL Global SG
Starry Jewelry Pte. Ltd. (“Starry”) (1)	● A Singapore Company ● Incorporated on June 16, 2020 ● Retail in jewelry.	100% owned by Titan Digital
Martiangear Pte. Ltd. (“Martiangear”) (3)	● A Singapore Company ● Incorporated on September 24, 2020 ● Retail in gaming desk and chair	100% owned by GCL Global SG
Hainan GCL Technology Co. Ltd. (“Hainan GCL”)	● A PRC Company ● Incorporated on July 26, 2024 ● Distribution of console game code	100% owned by GCL Global SG
2 Game Pro LTDA (“2Game Brazil)	● A Brazil Company ● Incorporated on August 25, 2023 ● Distribution of console game code	100% owned by 2Game
2 Game Digital DMCC (“2Game Dubai”)	● A Dubai Company ● Incorporated on October 1, 2024 ● Distribution of console game code	100% owned by 2Game

(1)	On April 12, 2023, Titan Digital acquired 100% equity interest in Starry from Debbie Soon Rui Yi (“Debbie”), the spouse of Jianhao Tan, the Chief Executive Officer (“CEO”) of Titan Digital, through issuance of 17,648 or 15% of Titan Digital’s ordinary shares to Debbie. As a result, the Company’s equity interest in Titan Digital was reduced from 100% to 85% upon completion of the acquisition of Starry. (see Note 4)

(2)	On July 14, 2023, Starlight was dissolved due to cessation of operation since September 2021.

(3)

On September 4, 2023, Titan Digital acquired 100% equity interest of Martiangear from two third-parties for cash consideration of $148,000 and share consideration of 53,711 ordinary shares by GCL BVI.

On December 12, 2024, Titan Digital sold all of its equity interest in Martiangear to GCL Global SG for a total consideration of SGD 10.

(4)	On March 19, 2025, GCL Global SG acquired an additional 10% equity interest in 2Game for a total consideration of $1,200,000. As a result of this acquisition, GCL Global SG increased its equity interest in 2Game from 51% to 61% (See Note 18).